UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – December 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT Diversified Income Fund
Class IA
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$82	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IA shares of Putnam VT Diversified Income Fund returned 6.09%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.29% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Demand for CMBS improved substantially in 2024 despite changes to expectations for the timing and number of rate cuts.

↑	Corporate credit strategies contributed to returns, as both investment-grade and high yield spreads tightened during the year.
↑
Prepayment strategies contributed to returns, as seasoned interest-only (IO) and inverse IO bonds are still well “out-of-the-money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Term structure strategies were the primary detractor, as longer-term interest rates moved higher during the year.
Use of derivatives and the impact on performance:
The Fund utilized futures for hedging treasury term structure risk and yield curve positioning. Credit default swaps were used for hedging credit risk, gaining liquid exposure to individual names, hedging market risk and for gaining exposure to specific sectors. Both these derivatives contributed to performance. Options were used for hedging duration and convexity, for isolating prepayment risk and for managing downside risks, which detracted from performance.
Putnam VT Diversified Income Fund	PAGE 1	39058-ATSIA-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IA 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IA	6.09	0.20	2.18
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. Treasury Bill Index	5.29	2.47	1.78
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance benefited from gains related to settlement of security litigations recognized in May 2020.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$105,569,929
Total Number of Portfolio Holdings*	696
Total Management Fee Paid	$542,423
Portfolio Turnover Rate	926%
*	Includes derivatives, if applicable.
Putnam VT Diversified Income Fund	PAGE 2	39058-ATSIA-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Mike Salm, Benjamin Cryer, Patrick Klein, and Matthew Walkup.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam VT Diversified Income Fund	PAGE 3	39058-ATSIA-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 4	39058-ATSIA-0225

Putnam VT Diversified Income Fund
Class IB
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$108	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IB shares of Putnam VT Diversified Income Fund returned 5.76%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.29% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Mortgage credit strategies added value, driven by positioning in both residential (RMBS) and commercial mortgage-backed securities (CMBS). RMBS continued to benefit from U.S. housing market strength, solid borrower fundamentals, and low expectations for a U.S. recession. Demand for CMBS improved substantially in 2024 despite changes to expectations for the timing and number of rate cuts.

↑	Corporate credit strategies contributed to returns, as both investment-grade and high yield spreads tightened during the year.
↑
Prepayment strategies contributed to returns, as seasoned interest-only (IO) and inverse IO bonds are still well “out-of-the-money” and thus benefited from stable prepayment speeds and a strong carry profile.

Top detractors from performance:
↓	Term structure strategies were the primary detractor, as longer-term interest rates moved higher during the year.
Use of derivatives and the impact on performance:
The Fund utilized futures for hedging treasury term structure risk and yield curve positioning. Credit default swaps were used for hedging credit risk, gaining liquid exposure to individual names, hedging market risk and for gaining exposure to specific sectors. Both these derivatives contributed to performance. Options were used for hedging duration and convexity, for isolating prepayment risk and for managing downside risks, which detracted from performance.
Putnam VT Diversified Income Fund	PAGE 1	39058-ATSIB-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IB 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IB	5.76	-0.04	1.95
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. Treasury Bill Index	5.29	2.47	1.78
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance benefited from gains related to settlement of security litigations recognized in May 2020.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$105,569,929
Total Number of Portfolio Holdings*	696
Total Management Fee Paid	$542,423
Portfolio Turnover Rate	926%
*	Includes derivatives, if applicable.
Putnam VT Diversified Income Fund	PAGE 2	39058-ATSIB-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Albert Chan, Mike Salm, Benjamin Cryer, Patrick Klein, and Matthew Walkup.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam VT Diversified Income Fund	PAGE 3	39058-ATSIB-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 4	39058-ATSIB-0225

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
December 31, 2024	$127,116	$ —	$11,497	$ —
December 31, 2023	$154,972	$ —	$11,497	$ —

For the fiscal years ended December 31, 2024 and December 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $875,733 and $371,629 respectively, to the fund, the fund’s investment manager and any entity controlling, controlled by or under common control with the fund’s investment manager that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
December 31, 2024	$ —	$791,963	$72,273	$864,236
December 31, 2023	$ —	$360,132	$ —	$360,132

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT Diversified Income
Fund

Financial Statements and Other Important Information

Annual | December 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam VT Diversified Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Diversified Income Fund	1

The fund’s portfolio 12/31/24
MORTGAGE-BACKED SECURITIES (28.0%)*	Principal amount	Value
Agency collateralized mortgage obligations (9.6%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$231,105	$43,897
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,502,448	323,903
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,115,902	481,282
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	124,520	17,804
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	2,709,147	551,204
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,417,303	287,585
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	163,440	10,464
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	47,456	1,218
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.567%, 9/25/50	1,982,501	266,746
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.417%, 7/25/50	1,932,126	193,557
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.388%, 8/15/56	1,636,259	200,824
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 1/25/50	1,484,757	155,353
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	444,968	69,535
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	39,234	6,623
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	716,569	105,942
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	107,849	15,903
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	1,919,486	436,470
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	96,190	19,955
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 1.717%, 4/25/40	210,698	21,728
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.567%, 3/25/48	1,135,469	91,322
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.517%, 6/25/48	1,504,346	158,376
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 1.517%, 6/25/45	1,019,872	66,006
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 1.467%, 5/25/47	2,330,002	199,558
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.367%, 8/25/49	1,011,636	91,259
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	411,294	81,739
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	755,987	154,150
Ser. 14-76, IO, 5.00%, 5/20/44	230,020	49,391
Ser. 12-146, IO, 5.00%, 12/20/42	385,115	84,023
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	735,388	122,395
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	153,651	34,915
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,018,382	206,466
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	556,135	106,034
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	308,279	58,767
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	315,275	47,634
Ser. 21-156, IO, 3.50%, 7/20/51	2,971,507	500,881
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,387,001	419,066
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	595,927	89,602
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	686,300	110,797
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	2,599,842	435,897
Ser. 16-H23, Class NI, IO, 2.51%, 10/20/66 W	3,506,328	145,933
Ser. 16-H22, Class AI, IO, 2.429%, 10/20/66 W	1,163,067	46,404
Ser. 16-H24, Class JI, IO, 2.253%, 11/20/66 W	1,169,805	63,942
Ser. 16-H03, Class DI, IO, 2.011%, 12/20/65 W	1,077,380	36,906
Ser. 17-H16, Class JI, IO, 1.988%, 8/20/67 W	1,860,204	81,717
Ser. 16-H06, Class DI, IO, 1.887%, 7/20/65 W	1,449,090	40,850
Ser. 15-H25, Class EI, IO, 1.861%, 10/20/65 W	913,831	27,943
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 6/20/51	1,554,784	200,674
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 5/20/51	2,234,745	268,966
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.815%, 4/20/51	1,710,462	205,851
Ser. 15-H10, Class BI, IO, 1.809%, 4/20/65 W	872,866	35,751
Ser. 17-H11, Class DI, IO, 1.79%, 5/20/67 W	1,080,315	51,654
Ser. 15-H23, Class BI, IO, 1.75%, 9/20/65 W	1,417,655	29,300
Ser. 16-H09, Class BI, IO, 1.743%, 4/20/66 W	1,691,162	73,292
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 1.695%, 4/20/44	1,188,809	122,835
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.688%, 11/20/47	2,424,292	236,257
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.665%, 7/20/50	1,947,474	227,020

2
Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (28.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.665%, 10/20/48	$1,001,260	$109,494
Ser. 17-H12, Class QI, IO, 1.662%, 5/20/67 W	1,148,739	39,912
Ser. 16-H24, Class CI, IO, 1.662%, 10/20/66 W	925,848	18,994
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 4/20/50	2,057,946	241,427
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 8/20/49	3,308,724	368,806
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 7/20/49	1,410,580	151,000
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.615%, 7/20/49	2,023,508	192,154
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65 W	2,142,856	36,476
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.565%, 12/20/49	838,966	87,333
Ser. 14-H21, Class BI, IO, 1.558%, 10/20/64 W	1,150,216	25,860
Ser. 17-H16, Class IG, IO, 1.556%, 7/20/67 W	1,499,006	37,830
Ser. 13-H08, Class CI, IO, 1.556%, 2/20/63 W	646,993	20,567
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.515%, 8/20/43	1,664,862	170,755
Ser. 17-H06, Class BI, IO, 1.462%, 2/20/67 W	1,179,468	37,657
Ser. 17-H08, Class NI, IO, 1.404%, 3/20/67 W	1,542,198	50,728
Ser. 18-H05, Class BI, IO, 1.331%, 2/20/68 W	1,600,137	74,328
Ser. 17-H09, IO, 1.213%, 4/20/67 W	1,626,422	47,853
Ser. 17-H10, Class MI, IO, 1.156%, 4/20/67 W	2,050,668	57,445
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 1.115%, 8/20/44	514,314	37,741
Ser. 17-H02, Class BI, IO, 1.076%, 1/20/67 W	968,769	36,752
Ser. 16-H10, Class AI, IO, 1.007%, 4/20/66 W	1,951,498	45,357
Ser. 16-H03, Class AI, IO, 1.003%, 1/20/66 W	1,018,831	37,586
		10,139,621
Commercial mortgage-backed securities (8.7%)
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.334%, 9/15/48 W	128,000	120,672
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57 W	2,722,877	232,287
BANK5
FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57 W	4,146,132	200,494
FRB Ser. 24-5YR12, Class XA, IO, 0.498%, 12/15/57 W	4,359,000	97,991
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.574%, 11/15/52 W	336,000	182,967
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	4,854,471	314,838
FRB Ser. 24-C26, Class XA, IO, 1.014%, 5/15/57 W	1,593,501	120,461
FRB Ser. 22-C14, Class XA, IO, 0.702%, 2/15/55 W	2,930,643	105,256
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.56%, 11/16/38 (Cayman Islands)	83,731	84,053
Benchmark Mortgage Trust
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57 W	3,820,956	200,471
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57 W	6,574,000	164,235
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57 W	3,411,570	182,161
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	243,000	224,693
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	234,000	227,668
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	87,505	83,885
FRB Ser. 14-CR16, Class C, 4.782%, 4/10/47 W	283,000	265,901
FRB Ser. 14-CR20, Class C, 4.655%, 11/10/47 W	262,407	248,354
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	85,572	79,358
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	164,268	161,179
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	264,000	249,432
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	178,113	170,309
Ser. 15-CR22, Class B, 3.926%, 3/10/48 W	117,000	113,665
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	167,000	162,236
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.843%, 5/10/47 W	182,000	145,691
Ser. 12-CR3, Class F, 4.292%, 10/15/45 (In default) † W	157,580	9,398
CSAIL Commercial Mortgage Trust Ser. 16-C5, Class A5, 3.757%, 11/15/48	126,000	124,601
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.569%, 11/25/51	460,000	470,838
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63 W	3,214,879	159,688

Putnam VT Diversified Income Fund
3

MORTGAGE-BACKED SECURITIES (28.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46 W	$237,000	$231,452
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	224,541	221,650
GS Mortgage Securities Trust 144A FRB Ser. 13-GC13, Class AS, 3.872%, 7/10/46 W	174,615	168,242
JPMBB Commercial Mortgage Securities Trust
Ser. 15-C31, Class A3, 3.801%, 8/15/48	121,225	120,136
Ser. 16-C1, Class A5, 3.576%, 3/17/49	74,000	72,935
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 14-C18, Class D, 4.536%, 2/15/47 W	152,000	125,707
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.757%, 6/15/51 W	123,000	105,877
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.373%, 4/15/46 W	127,000	40,005
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 07-CB20, Class E, zero %, 2/12/51 W	12,800	15,559
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	240,000	230,853
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.189%, 4/15/48 W	163,000	140,368
Ser. 14-C19, Class B, 4.00%, 12/15/47 W	10,946	10,849
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.803%, 10/15/46 W	123,000	111,369
FRB Ser. 13-C10, Class D, 3.981%, 7/15/46 W	230,000	157,973
Morgan Stanley Capital I Trust FRB Ser. 18-H3, Class C, 4.849%, 7/15/51 W	125,000	116,051
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.433%, 3/25/50	553,158	563,496
FRB Ser. 19-01, Class M10, 7.933%, 10/25/49	314,559	318,413
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.806%, 6/25/37	110,143	110,478
SG Commercial Mortgage Securities Trust Ser. 16-C5, Class A4, 3.055%, 10/10/48	261,000	252,353
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 6.662%, 6/17/37 (Bermuda)	145,380	146,578
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	472,775	35
Wells Fargo Commercial Mortgage Trust
Ser. 15-C31, Class A4, 3.695%, 11/15/48	229,000	226,827
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	233,000	230,660
Ser. 20-C56, Class A2, 2.498%, 6/15/53	10,673	10,057
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52 W	1,834,443	101,009
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.488%, 9/15/58 W	95,000	89,718
Ser. 14-LC16, Class D, 3.938%, 8/15/50	251,988	31,724
FRB Ser. 13-LC12, Class D, 3.833%, 7/15/46 W	293,000	144,361
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.186%, 8/15/46 W	389,000	160,463
		9,157,980
Residential mortgage-backed securities (non-agency) (9.7%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	288,996	295,227
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	134,559	135,273
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.732%, 10/25/35 W	112,652	93,723
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.633%, 11/25/47	93,328	80,712
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.325%, 9/25/35	215,019	189,826
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.765%, 6/25/46	132,245	125,333
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.878%, 12/25/35	272,307	171,745
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.833%, 8/25/46	797,723	667,158
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 4.663%, 4/25/47	66,027	55,832
FRB Ser. 06-OA7, Class 1A1, 3.297%, 6/25/46 W	495,474	468,490
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.683%, 7/25/28	1,017,524	1,106,402
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.033%, 4/25/28	515,456	546,804
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 13.483%, 3/25/28	322,638	334,704

4
Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (28.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.683%, 10/25/48	$333,000	$427,903
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.183%, 3/25/49	152,000	183,195
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.683%, 8/25/50	135,000	184,937
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.033%, 6/25/50	237,000	315,910
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.433%, 9/25/48	389,000	459,425
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	253,000	240,923
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 16.933%, 9/25/28	964,032	1,084,483
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.433%, 10/25/28	494,694	557,357
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 15.433%, 1/25/29	89,084	100,284
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.069%, 1/25/42	148,000	156,451
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.783%, 9/25/31	408,358	437,024
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 8.333%, 2/25/40	276,000	290,171
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 7.933%, 1/25/40	155,000	160,671
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.679%, 11/25/36 W	207,070	143,399
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 4.813%, 5/25/36	504,940	108,772
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 4.763%, 5/25/37	114,871	63,515
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.001%, 5/19/35	168,523	50,489
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 4.591%, 2/26/37	127,131	115,389
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 5.248%, 8/25/35	25,992	24,842
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, steppedâ€‘coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	250,000	252,639
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 4.813%, 1/25/37	177,509	153,065
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	202,000	180,464
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (CME Term SOFR 1 Month + 0.28%), 4.623%, 7/25/47	103,613	76,284
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 4.753%, 5/25/36	343,495	266,428
		10,305,249
Total mortgage-backed securities (cost $31,094,277)		$29,602,850
CORPORATE BONDS AND NOTES (24.9%)*	Principal amount	Value
Basic materials (1.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$135,000	$144,204
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	30,000	30,518
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	15,000	15,450
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	265,000	252,674
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31	25,000	24,687
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	125,000	119,415
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	140,000	139,332
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33	60,000	59,003
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32	60,000	59,002
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	158,000	141,652
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)	250,000	242,260
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	140,000	133,636
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)	120,000	118,413

Putnam VT Diversified Income Fund
5

CORPORATE BONDS AND NOTES (24.9%)* cont.		Principal amount	Value
Basic materials cont.
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		$120,000	$120,637
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		255,000	268,186
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		80,000	80,197
			1,949,266
Capital goods (1.2%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		250,000	263,065
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		8,000	7,149
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		92,000	87,758
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		22,000	22,816
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		265,000	269,905
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		121,000	116,305
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		150,000	148,881
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		158,000	165,425
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		54,000	57,874
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		35,000	34,350
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		90,000	91,403
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		35,000	35,360
			1,300,291
Communication services (1.6%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		275,000	264,201
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		275,000	269,136
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		140,000	123,032
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		545,000	509,079
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28		145,000	133,200
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	135,000	131,588
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		$200,000	212,753
			1,642,989
Consumer cyclicals (4.5%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		120,000	122,800
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		210,000	218,436
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		260,000	266,397
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		130,000	120,359
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		131,000	133,526
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		46,000	49,041
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		155,000	151,298
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		120,000	123,647
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		170,000	148,774
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	120,000	123,797
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$213,000	214,135
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	134,000	138,655
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$260,000	265,644
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		155,000	146,070
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		92,000	94,271
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		68,000	66,469
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		155,000	143,915
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		44,000	46,029
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		145,000	141,221
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		120,000	119,480
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,191
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		110,000	109,818
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		50,000	49,215
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		120,000	121,989
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		160,000	163,584
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	125,000	127,020
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$165,000	147,946
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		276,000	264,676
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29		145,000	136,637
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	285,000	296,200
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		$20,000	21,565

6
Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (24.9%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		$269,000	$264,943
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 1.625%, 11/24/27		200,000	180,693
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		40,000	41,685
			4,775,126
Consumer staples (1.5%)
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		118,000	114,774
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	192,249
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	100,000	109,041
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	109,041
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$115,000	119,438
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/29		250,000	235,305
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		35,000	35,474
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/30 (Luxembourg)		135,000	134,841
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		73,000	66,647
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		270,000	271,509
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		51,000	46,514
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		145,000	141,230
			1,576,063
Energy (3.5%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		135,000	132,712
Aker BP ASA 144A sr. unsec. notes 5.60%, 6/13/28 (Norway)		150,000	152,120
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		145,000	140,207
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		120,000	121,410
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		245,000	255,727
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		360,000	367,117
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		120,000	122,563
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29		145,000	142,940
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		51,000	49,551
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		155,000	143,550
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)		280,000	260,726
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		265,000	261,038
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		265,000	269,023
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		123,000	120,496
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		80,000	83,134
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		180,000	152,151
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		143,000	124,512
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		200,000	194,128
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		125,000	116,840
Targa Resources Corp. company guaranty sr. unsec. unsub. notes 6.15%, 3/1/29		130,000	134,982
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		72,000	72,273
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		260,000	271,430
			3,688,630
Financials (4.9%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		120,000	123,692
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)		200,000	195,722
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		300,000	307,611
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		135,000	135,081
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		270,000	279,910
Athene Global Funding 144A notes 5.583%, 1/9/29		130,000	131,543
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29		135,000	135,164
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		285,000	295,107
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		135,000	132,558
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 7.40%, 1/13/28		130,000	135,418
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	201,936
GA Global Funding Trust 144A notes 4.40%, 9/23/27		150,000	147,893
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		260,000	276,537
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		115,000	121,533

Putnam VT Diversified Income Fund
7

CORPORATE BONDS AND NOTES (24.9%)* cont.		Principal amount	Value
Financials cont.
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		$540,000	$552,788
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		405,000	406,193
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		290,000	277,493
New York Life Global Funding 144A sr. notes 4.90%, 6/13/28		135,000	135,670
Protective Life Global Funding 144A 5.467%, 12/8/28		175,000	178,073
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		120,000	120,704
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		95,000	96,033
USB AG/Stamford, CT sr. unsec. unsub. notes 7.50%, 2/15/28		250,000	267,770
VICI Properties LP sr. unsec. unsub. notes 4.95%, 2/15/30		275,000	269,759
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		265,000	269,123
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		20,000	20,091
			5,213,402
Government (0.2%)
Transnet SOC, Ltd. sr. unsec. notes Ser. REGS, 8.25%, 2/6/28 (South Africa)		200,000	204,067
			204,067
Health care (1.6%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		159,000	142,172
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	41,307
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		135,000	137,206
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		135,000	133,786
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		75,000	74,767
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		295,000	278,381
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		285,000	303,058
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		260,000	262,865
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		249,000	278,608
			1,652,150
Technology (0.8%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		135,000	132,924
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		295,000	274,277
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		156,000	148,063
Motorola Solutions, Inc. sr. unsec. unsub. notes 5.00%, 4/15/29		135,000	134,842
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		92,000	103,804
			793,910
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	100,000	116,801
			116,801
Utilities and power (3.2%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$200,000	204,243
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		110,000	110,217
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. bonds 7.875%, 2/15/39 (Mexico)		200,000	206,435
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		130,000	132,630
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		360,000	364,590
Duke Energy Carolinas, LLC company guaranty sr. unsec. unsub. notes Ser. A, 6.00%, 12/1/28		130,000	135,260
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	226,091
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		200,000	215,106
Energy Transfer LP company guaranty sr. unsec. notes 5.25%, 4/15/29		270,000	271,164
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		130,000	131,730
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		165,000	164,509
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		70,000	68,714
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		130,000	134,623
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		275,000	269,355
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		170,000	173,510
Virginia Electric and Power Co. sr. unsec. unsub. notes Ser. A, 2.875%, 7/15/29		295,000	271,983
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		120,000	122,984
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		155,000	146,075
			3,349,219
Total corporate bonds and notes (cost $25,962,652)			$26,261,914

8
Putnam VT Diversified Income Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.1%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.9%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 1/1/55	$3,000,000	$2,975,668
5.50%, 5/20/49	14,224	14,355
5.00%, TBA, 1/1/55	3,000,000	2,910,586
5.00%, 5/20/49	42,009	41,158
4.50%, TBA, 1/1/55	4,000,000	3,781,250
4.00%, TBA, 1/1/55	3,000,000	2,763,414
3.50%, with due dates from 10/20/49 to 11/20/49	41,830	36,969
		12,523,400
U.S. Government Agency Mortgage Obligations (11.2%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	31,456	30,889
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/55	4,000,000	4,083,125
5.50%, TBA, 1/1/55	6,000,000	5,921,429
5.00%, TBA, 1/1/55	1,000,000	965,231
2.50%, TBA, 1/1/55	1,000,000	814,609
		11,815,283
Total U.S. government and agency mortgage obligations (cost $24,665,489)		$24,338,683
U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 0.25%, 7/31/25 [i]	$120,000	$117,391
Total U.S. treasury obligations (cost $117,391)		$117,391
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.0%)*		Principal amount	Value
Armenia (Republic of) sr. unsec. notes Ser. REGS, 3.60%, 2/2/31 (Armenia)		$200,000	$165,190
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	272,470
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$260,000	245,731
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		590,000	551,696
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		200,000	187,065
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	179,000	113,812
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		$370,000	366,777
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		350,000	352,800
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		200,000	201,750
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d’lvoire)	EUR	570,000	520,675
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		$540,000	536,220
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		260,000	252,491
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		230,000	171,694
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		420,000	416,220
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		235,000	210,774
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		200,000	197,771
Iraq (Republic of) sr. unsec. notes Ser. REGS, 5.80%, 1/15/28 (Iraq)		179,375	174,784
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 7.50%, 1/13/29 (Jordan)		200,000	199,234
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	196,950
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		460,000	467,173
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		270,000	234,158
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	220,000	219,081
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		$330,000	316,455
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		280,000	284,820
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		230,000	236,548
South Africa (Republic of) sr. unsec. bonds 5.75%, 9/30/49 (South Africa)		200,000	150,156
South Africa (Republic of) sr. unsec. bonds 5.00%, 10/12/46 (South Africa)		200,000	138,449
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		200,000	221,464
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		760,000	618,517
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 6.90%, 2/28/32 (Uzbekistan)		200,000	195,489
Total foreign government and agency bonds and notes (cost $8,500,873)			$8,416,414

Putnam VT Diversified Income Fund
9

SENIOR LOANS (5.2%)*c		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN Ser. B, (EURIBOR 3 Month ACT/360 + 3.50%), 6.719%, 4/3/28 (Netherlands)	EUR	115,000	$119,556
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 3/26/29		$118,797	118,871
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31		55,000	55,195
			293,622
Capital goods (0.7%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.092%, 3/18/30		237,599	238,836
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.053%, 9/28/28		101,047	98,254
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28		118,769	119,345
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30		76,948	77,603
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 6.829%, 2/28/31		84,364	84,603
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.803%, 1/20/31		119,700	119,943
			738,584
Communication services (0.3%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.174%, 4/15/27		94,258	87,188
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29		247,842	243,834
			331,022
Consumer cyclicals (1.3%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.357%, 1/3/29		47,785	47,855
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.781%, 3/1/28		49,496	49,857
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 1/24/31		133,988	134,448
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.107%, 10/18/28		213,296	215,096
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.845%, 6/18/31		9,975	10,027
Flutter Entertainment PLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 11/29/30		64,350	64,290
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 7.667%, 10/27/28		137,868	127,761
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.021%, 2/25/29		118,782	118,871
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.207%, 1/29/28		115,659	115,417
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.329%, 3/26/31		49,875	50,348
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29		119,397	119,830
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 6.375%, 3/7/31		29,775	29,857
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.607%, 10/19/29		274,298	275,167
			1,358,824
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 3/10/28		155,072	155,417
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.104%, 12/2/30		19,704	19,791
			175,208
Energy (0.3%)
CQP Holdco LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.00%), 8.75%, 12/31/30		305,256	306,134
			306,134
Financials (0.1%)
Alliant Holdings Intermediate, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.106%, 9/12/31		119,100	119,554
			119,554
Health care (0.8%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.329%, 9/29/28		71,278	71,746
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.689%, 5/5/27		193,386	194,361
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 6.357%, 5/6/31		69,825	70,007
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 10/23/28		108,211	108,715
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.125%, 3/10/31		104,213	105,059
Phoenix Guarantor, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 2/21/31		119,102	119,675
Phoenix Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.357%, 11/15/28		132,537	133,613
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.323%, 10/22/29		55,533	55,857
			859,033
Technology (0.8%)
Ahead DB Holdings, LLC bank term loan FRN Class B3, (CME Term SOFR 1 Month + 3.50%), 7.829%, 2/3/31		49,404	49,806
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29		195,390	196,212
Dun & Bradstreet Corp. (The) bank term loan FRN Class B2, (CME Term SOFR 1 Month + 2.25%), 6.588%, 1/18/29		119,100	119,323
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28		119,400	117,490
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.37%, 3/1/29		129,675	129,951

10
Putnam VT Diversified Income Fund

SENIOR LOANS (5.2%)*c cont.	Principal amount	Value
Technology cont.
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.357%, 8/31/28	$137,892	$138,720
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 1/31/31	119,400	120,392
		871,894
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	221,209	227,468
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.079%, 4/5/31	79,800	79,750
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.582%, 2/14/31	99,250	99,782
		407,000
Total senior loans (cost $5,458,221)		$5,460,875
CONVERTIBLE BONDS AND NOTES (2.9%)*	Principal amount	Value
Capital goods (0.1%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$23,000	$60,031
Fluor Corp. cv. sr. unsec. notes 1.125%, 8/15/29	15,000	18,923
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	22,000	24,627
Tetra Tech, Inc. cv. sr. unsec. notes 2.25%, 8/15/28	23,000	27,075
		130,656
Consumer cyclicals (0.6%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	30,000	26,093
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	27,000	71,346
Burlington Stores, Inc. cv. sr. unsec. notes 1.25%, 12/15/27	22,000	33,022
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	35,000	70,573
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	53,000	52,152
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	64,000	78,392
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	71,000	96,869
Live Nation Entertainment, Inc. 144A cv. sr. unsec. unsub. notes 2.875%, 1/15/30	47,000	47,423
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	42,000	41,370
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	25,000	34,107
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	36,000	36,374
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	48,000	51,840
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	21,000	20,607
		660,168
Consumer staples (0.3%)
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	26,000	33,501
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	72,000	59,149
Itron, Inc. 144A cv. sr. unsec. notes 1.375%, 7/15/30	49,000	51,818
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	42,000	43,181
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	58,000	64,090
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	53,000	56,631
		308,370
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	41,000	29,852
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	39,000	45,796
		75,648
Financials (0.2%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30	26,000	27,757
Digital Realty Trust LP 144A company guaranty cv. sr. unsec. sub. notes 1.875%, 11/15/29	75,000	77,625
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 3.125%, 7/15/29 R	32,000	36,416
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	56,000	76,076
		217,874
Health care (0.4%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	41,000	43,684
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	33,000	30,748
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	74,000	66,557
Exact Sciences Corp. 144A cv. sr. unsec. notes 1.75%, 4/15/31	67,000	62,565
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	32,000	31,584
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28	42,000	45,398
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	39,000	49,434
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	26,000	41,678
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	30,000	40,043

Putnam VT Diversified Income Fund
11

CONVERTIBLE BONDS AND NOTES (2.9%)* cont.	Principal amount	Value
Health care cont.
Repligen Corp. cv. sr. unsec. notes 1.00%, 12/15/28	$28,000	$28,700
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	14,000	15,407
		455,798
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	54,000	54,340
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	47,000	42,441
Box, Inc. 144A cv. sr. unsec. notes 1.50%, 9/15/29	33,000	32,208
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	13,000	20,189
Datadog, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	53,000	51,251
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	64,000	62,752
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	5,000	12,295
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	15,000	21,334
Lumentum Holdings, Inc. cv. sr. unsec. notes 1.50%, 12/15/29	59,000	82,276
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	31,000	28,621
MicroStrategy, Inc. 144A cv. sr. unsec. notes zero %, 12/1/29	32,000	25,760
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	42,000	40,866
Nutanix, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/29	42,000	41,727
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	59,000	55,770
OSI Systems,Inc. 144A cv. sr. unsec. notes 2.25%, 8/1/29	32,000	34,621
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	27,000	31,739
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	36,000	42,395
Seagate HDD Cayman company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	66,000	79,563
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	38,000	33,060
Snowflake, Inc. 144A cv. sr. unsec. notes zero %, 10/1/27	64,000	75,551
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	59,000	71,479
Vertex, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 5/1/29	33,000	52,339
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	55,000	23,067
Workiva, Inc. cv. sr. unsec. sub. notes 1.25%, 8/15/28	43,000	45,677
		1,061,321
Utilities and power (0.2%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	33,000	34,337
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	18,000	39,537
PG&E Corp. cv. sr. notes 4.25%, 12/1/27	59,000	64,281
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	60,000	63,105
		201,260
Total convertible bonds and notes (cost $2,963,315)		$3,111,095
SHORT-TERM INVESTMENTS (29.8%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.56% L	Shares 30,062,336	$30,062,336
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% P	Shares 650,000	650,000
U.S. Treasury Bills 4.618%, 1/16/25 # Δ Ф	$300,000	299,507
U.S. Treasury Bills 4.541%, 1/9/25 # Δ Ф	500,000	499,591
Total short-term investments (cost $31,511,279)		$31,511,434
TOTAL INVESTMENTS
Total investments (cost $130,273,497)	$128,820,656
Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD /$	United States Dollar

12
Putnam VT Diversified Income Fund

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $105,569,929.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $187,717 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $367,512 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $152,752 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $7,709,572)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Euro	Sell	3/19/25	$310,334	$314,560	$4,226
	Japanese Yen	Buy	2/19/25	286,611	299,666	(13,055)
	New Zealand Dollar	Sell	1/22/25	7,834	8,780	946

Putnam VT Diversified Income Fund
13

FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $7,709,572) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
	Norwegian Krone	Sell	3/19/25	$15,256	$15,762	$506
	Swedish Krona	Sell	3/19/25	98,253	100,209	1,956
	Swiss Franc	Buy	3/19/25	25,659	26,533	(874)
Barclays Bank PLC
	Australian Dollar	Sell	1/22/25	15,598	16,943	1,345
	Canadian Dollar	Sell	1/22/25	47,131	50,365	3,234
	Euro	Sell	3/19/25	270,841	274,542	3,701
	Norwegian Krone	Sell	3/19/25	7,369	7,614	245
	Swiss Franc	Buy	3/19/25	37,990	39,254	(1,264)
Citibank, N.A.
	Euro	Sell	3/19/25	419,980	425,680	5,700
	Norwegian Krone	Sell	3/19/25	60,094	62,102	2,008
	Swedish Krona	Sell	3/19/25	3,438	3,508	70
Goldman Sachs International
	Canadian Dollar	Sell	1/22/25	4,107	4,389	282
	Japanese Yen	Buy	2/19/25	479,462	501,548	(22,086)
	Swiss Franc	Buy	3/19/25	116,523	120,403	(3,880)
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/22/25	91,421	100,546	9,125
	Euro	Sell	3/19/25	416,862	422,138	5,276
	Japanese Yen	Buy	2/19/25	155,120	162,198	(7,078)
	Norwegian Krone	Sell	3/19/25	9,644	9,963	319
	Swedish Krona	Sell	3/19/25	30,885	31,512	627
	Swiss Franc	Buy	3/19/25	16,663	17,218	(555)
JPMorgan Chase Bank N.A.
	British Pound	Sell	3/19/25	170,536	172,800	2,264
	Canadian Dollar	Sell	1/22/25	109,300	116,789	7,489
	Norwegian Krone	Sell	3/19/25	111,537	115,226	3,689
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	1/22/25	511,757	569,850	58,093
	British Pound	Sell	3/19/25	108,853	110,698	1,845
	Euro	Sell	3/19/25	886,936	905,182	18,246
	New Zealand Dollar	Sell	1/22/25	417,201	467,731	50,530
NatWest Markets PLC
	Australian Dollar	Sell	1/22/25	4,952	5,317	365
	British Pound	Sell	3/19/25	50,673	51,336	663
	Canadian Dollar	Sell	1/22/25	67,181	71,780	4,599
	Euro	Sell	3/19/25	20,578	20,931	353
	Swedish Krona	Sell	3/19/25	119,327	121,755	2,428
	Swiss Franc	Buy	3/19/25	25,771	26,634	(863)
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/22/25	42,337	47,133	4,796
	Euro	Sell	3/19/25	740,083	750,595	10,512
	Japanese Yen	Buy	2/19/25	331,863	347,104	(15,241)
	Swedish Krona	Sell	3/19/25	97,137	99,103	1,966
Toronto-Dominion Bank
	British Pound	Sell	3/19/25	36,660	37,142	482
	Canadian Dollar	Sell	1/22/25	425,712	454,873	29,161
	Euro	Sell	3/19/25	5,924	6,004	80
	Japanese Yen	Buy	2/19/25	2,653	2,774	(121)
	Norwegian Krone	Sell	3/19/25	83,482	86,242	2,760
UBS AG
	Australian Dollar	Sell	1/22/25	10,646	11,852	1,206
	Canadian Dollar	Sell	1/22/25	9,677	10,338	661

14
Putnam VT Diversified Income Fund

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $7,709,572) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	UBS AG cont.
		New Zealand Dollar	Sell	1/22/25	$29,656	$33,247	$3,591
		Swedish Krona	Sell	3/19/25	4,483	4,574	91
	WestPac Banking Corp.
		British Pound	Sell	3/19/25	7,632	7,733	101
		Euro	Sell	3/19/25	38,870	39,396	526
	Unrealized appreciation						246,063
	Unrealized (depreciation)						(65,017)
	Total						$181,046
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 12/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	15	$1,831,279	$1,831,279	Mar-25	$21,119
U.S. Treasury Note 2 yr (Short)	79	16,243,141	16,243,141	Mar-25	9,755
U.S. Treasury Note Ultra 10 yr (Short)	11	1,224,438	1,224,438	Mar-25	28,966
Unrealized appreciation					59,840
Unrealized (depreciation)					—
Total					$59,840
FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/24
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		$1,599,600	$(203,812)	$(15,826)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		1,599,600	(194,656)	(26,264)
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		837,800	(49,459)	(8,003)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61		837,800	(49,459)	7,265
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		7,877,100	(522,252)	(36,053)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945		1,909,000	(404,708)	129,264
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945		1,909,000	(102,895)	(44,127)
BNP Paribas
3.625/US SOFR/Nov-37 (Purchased)	Nov-27/3.625		288,900	(13,376)	(2,734)
(4.125)/US SOFR/Nov-37 (Purchased)	Nov-27/4.125		288,900	(13,376)	2,056
Citibank, N.A.
2.588/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	3,597,800	107,636	30,418
(2.588)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.588	EUR	3,597,800	107,636	(5,139)
4.50/US SOFR/Dec-30 (Written)	Dec-25/4.50		$9,588,800	55,375	(41,002)
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00		4,794,400	(54,177)	35,829
Deutsche Bank AG
(4.495)/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,797,000	(105,667)	(47,969)
4.495/6 month AUD-BBR-BBSW/Jul-35 (Purchased)	Jul-25/4.495	AUD	4,797,000	(105,667)	(14,715)
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	460,200	64,585	15,557
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	460,200	64,585	861
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	440,600	61,951	(5,026)
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	440,600	61,951	6,284
Goldman Sachs International
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	(61,260)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	5,437
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$5,947,800	(726,377)	(123,512)
JPMorgan Chase Bank N.A.
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	229,208
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(101,923)

Putnam VT Diversified Income Fund
15

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/24 cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	$(49,158)	$(39,447)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	135,819
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	98,293
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(26,827)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	122,287
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(32,715)
2.602/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	17,633,700	(455,290)	67,109
(2.602)/6 month EUR-EURIBOR/Jul-31 (Purchased)	Jul-26/2.602	EUR	17,633,700	(455,290)	(180,686)
2.622/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,195,600	213,637	64,950
(2.622)/6 month EUR-EURIBOR/Jul-32 (Written)	Jul-27/2.622	EUR	7,195,600	213,637	(17,449)
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	4,124,600	(82,059)	(14,189)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	4,124,600	(103,349)	(35,624)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,405,400	117,072	16,498
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	1,405,400	117,072	(5,015)
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		$5,944,500	516,541	(123,669)
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		5,944,500	486,236	107,679
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		4,745,000	318,390	(100,029)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		4,745,000	318,390	119,750
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		338,500	(166,853)	(8,538)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		338,500	(173,353)	(2,611)
Morgan Stanley & Co. International PLC
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,707,000	600,325	119,407
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	4,707,000	600,325	(73,214)
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	4,039,300	(320,682)	(78,452)
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,765,600	(343,138)	48,765
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	3,765,600	(343,138)	(126,773)
(2.352)/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,480,500	(209,615)	(22,574)
2.352/6 month EUR-EURIBOR/Aug-49 (Purchased)	Aug-29/2.352	EUR	1,480,500	(209,615)	(5,959)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	95,969
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(38,403)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(17,452)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	27,136
Unrealized appreciation					1,485,841
Unrealized (depreciation)					(1,483,179)
Total					$2,662
TBA SALE COMMITMENTS OUTSTANDING at 12/31/24 (proceeds receivable $6,651,543)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 1/1/55	$4,000,000	1/14/25	$3,762,514
Uniform Mortgage-Backed Securities, 4.00%, 1/1/55	3,000,000	1/14/25	2,743,604
Total			$6,506,118
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$453,700	$8,947E	$(9)	11/27/39	3.869% — Annually	US SOFR — Annually	$8,939
1,186,200	29,393E	(18)	3/18/36	3.757% — Annually	US SOFR — Annually	29,375
1,260,400	58,246E	(43)	2/20/59	3.485% — Annually	US SOFR — Annually	58,203
774,200	17,697E	(12)	3/21/39	3.815% — Annually	US SOFR — Annually	17,686
494,600	6,822E	(7)	3/31/38	US SOFR — Annually	3.93% — Annually	(6,829)
919,300	11,964E	(14)	3/21/39	US SOFR — Annually	3.958% — Annually	(11,978)
447,600	14,877E	(15)	3/14/59	US SOFR — Annually	3.57% — Annually	(14,893)

16
Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24 cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$378,100	$19,634E	$(13)	12/18/58	3.455% — Annually	US SOFR — Annually	$19,621
	481,900	24,126E	(16)	3/14/59	US SOFR — Annually	3.456% — Annually	(24,142)
	11,116,000	80,102	191,959	9/18/26	4.55% — Annually	US SOFR — Annually	115,367
	12,737,000	168,864	(543,806)	9/18/29	US SOFR — Annually	4.35% — Annually	(388,283)
	1,973,300	12,256	61,609	9/18/34	4.15% — Annually	US SOFR — Annually	52,277
	3,162,000	6,514	425,796	9/18/54	3.95% — Annually	US SOFR — Annually	425,815
	5,495,000	24,519	8,391	12/18/26	3.85% — Annually	US SOFR — Annually	32,781
	2,549,000	44,957	(69,971)	12/18/29	US SOFR — Annually	3.65% — Annually	(115,066)
	260,000	13,197	9,753	12/18/34	US SOFR — Annually	3.45% — Annually	(3,477)
	138,000	16,312	5,913	12/18/54	US SOFR — Annually	3.25% — Annually	(10,429)
	45,507,000	166,738E	(111,219)	3/19/27	3.85% — Annually	US SOFR — Annually	55,519
	64,913,000	804,662E	413,719	3/19/30	US SOFR — Annually	3.75% — Annually	(390,942)
	18,847,000	483,275E	(228,130)	3/19/35	3.75% — Annually	US SOFR — Annually	255,145
	43,000	2,748E	(1,547)	3/19/55	3.55% — Annually	US SOFR — Annually	1,201
AUD	37,700	54E	—	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(55)
AUD	7,113,000	37,757	(37)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	32,727
AUD	929,400	4,484E	(12)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(4,495)
AUD	12,826,000	35,422	4,837	12/18/26	3.61% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	43,012
AUD	11,865,400	252,527	67,826	12/18/34	6 month AUD-BBR-BBSW — Semiannually	3.92% — Semiannually	(186,806)
AUD	3,141,000	30,985	31,359	12/18/29	6 month AUD-BBR-BBSW — Semiannually	3.701% — Semiannually	(348)
AUD	18,387,000	212,476	36,636	12/18/29	3.64% — Semiannually	3 month AUD-BBR-BBSW — Semiannually	253,609
AUD	23,985,200	8,224	(39)	10/15/25	3 month AUD-BBR-BBSW — Quarterly	4.14% — Quarterly	(2,228)
AUD	2,255,000	32,394E	(32,837)	3/19/35	4.05% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(443)
AUD	3,367,000	4,410E	5,358	3/19/27	3 month AUD-BBR-BBSW — Quarterly	3.65% — Quarterly	948
CAD	949,000	2,366	(2,908)	12/18/26	Canadian Overnight Repo Rate — Semiannually	2.93% — Semiannually	(541)
CAD	2,940,000	1,904E	6,620	3/19/27	Canadian Overnight Repo Rate — Semiannually	2.65% — Semiannually	4,716
CAD	1,011,000	9,813	(9)	12/18/34	Canadian Overnight Repo Rate — Semiannually	2.79% — Semiannually	(9,823)
CAD	1,011,000	9,813	1,247	12/18/34	2.79% — Semiannually	Canadian Overnight Repo Rate — Semiannually	11,061
CAD	1,011,000	7,665E	(8,424)	3/19/35	2.85% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(759)
CAD	2,940,000	6,567	(8)	12/18/26	2.93% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(6,575)
CHF	890,000	3,513E	(4,317)	3/19/35	Swiss Average Rate Overnight — Annually	0.35% — Annually	(7,830)
EUR	8,591,200	331,984	(188,032)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	287,347
EUR	578,900	21,443E	(20)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	21,423

Putnam VT Diversified Income Fund
17

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24 cont.
	Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	EUR	796,600	$15,891E	$(17)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	$15,874
	EUR	1,344,600	36,759	(47)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	34,716
	EUR	2,250,600	120,217	(78)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(117,839)
	EUR	165,600	8,684E	(6)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(8,690)
	EUR	1,240,900	31,549E	(43)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	31,506
	EUR	349,800	11,161E	(12)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	11,149
	EUR	503,600	23,471E	(17)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	(23,489)
	EUR	884,900	36,224E	(32)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	36,192
	EUR	281,500	3,159E	(10)	8/8/49	2.352% — Annually	6 month EUR-EURIBOR — Semiannually	(3,169)
	EUR	10,791,000	47,137	51,774	12/18/26	2.43% — Annually	6 month EUR-EURIBOR — Semiannually	6,308
	EUR	2,280,300	3,345	16,980	12/18/34	2.38% — Annually	6 month EUR-EURIBOR — Semiannually	14,032
	EUR	5,474,000	7,791	56,944	12/18/29	2.28% — Annually	6 month EUR-EURIBOR — Semiannually	50,310
	EUR	90,000	2,107	799	12/18/54	2.265% — Annually	6 month EUR-EURIBOR — Semiannually	(1,288)
	EUR	3,877,000	19,907E	17,035	3/19/27	6 month EUR-EURIBOR — Semiannually	1.85% — Annually	(2,872)
	EUR	1,233,000	34,238E	18,764	3/19/35	6 month EUR-EURIBOR — Semiannually	2.05% — Annually	(15,474)
	EUR	160,000	3,439E	416	3/19/55	2.05% — Annually	6 month EUR-EURIBOR — Semiannually	3,855
	GBP	1,467,000	4,707E	403	3/19/27	Sterling Overnight Index Average — Annually	4.05% — Annually	(4,304)
	GBP	36,000	758E	(191)	3/19/35	3.85% — Annually	Sterling Overnight Index Average — Annually	567
	NOK	10,937,000	60,705E	(44,404)	3/19/35	3.25% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	16,301
	SEK	19,063,000	70,627E	(27,709)	3/19/35	2.25% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	42,919
	Total		$170,109		$627,434
E	Extended effective date.

18
Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/24
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$878,944	$845,703	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020–01, 9/22/25 — Annually	$(24,457)
Upfront premium received		—	Unrealized appreciation			—
Upfront premium (paid)		—	Unrealized (depreciation)			(24,457)
Total	$—		Total			$(24,457)
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB–.6 Index	CCC/P	$904	$6,573	$907	5/11/63	300 bp — Monthly	$1
	CMBX NA BBB–.6 Index	CCC/P	5,468	35,055	4,838	5/11/63	300 bp — Monthly	651
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	296,725	694,000	233,115	12/16/72	500 bp — Monthly	64,285
	CMBX NA BB.6 Index	CCC-/P	125,015	367,968	91,330	5/11/63	500 bp — Monthly	34,045
	CMBX NA BBB–.16 Index	BBB–/P	6,137	27,000	4,074	4/17/65	300 bp — Monthly	2,079
	Goldman Sachs International
	CMBX NA BBB–.16 Index	BBB–/P	616	3,000	453	4/17/65	300 bp — Monthly	165
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	8,906	111,000	46,143	5/11/63	500 bp — Monthly	(37,128)
	CMBX NA BB.6 Index	CCC-/P	221,364	220,064	54,620	5/11/63	500 bp — Monthly	166,958
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	17,205	132,000	9,689	12/16/72	200 bp — Monthly	7,567
	CMBX NA A.13 Index	A-/P	17,571	132,000	9,689	12/16/72	200 bp — Monthly	7,934
	CMBX NA BB.6 Index	CCC-/P	5,703	26,101	6,478	5/11/63	500 bp — Monthly	(750)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	CCC-/P	50,378	144,833	35,948	5/11/63	500 bp — Monthly	14,572
	CMBX NA BBB–.16 Index	BBB–/P	3,637	16,000	2,414	4/17/65	300 bp — Monthly	1,231
	Upfront premium received		759,629	Unrealized appreciation				299,488
	Upfront premium (paid)		—	Unrealized (depreciation)				(37,878)
	Total	$759,629		Total				$261,610
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(174,025)	$375,000	$155,888	11/17/59	(500 bp) — Monthly	$(18,502)
CMBX NA BB.10 Index	(84,631)	210,000	87,297	11/17/59	(500 bp) — Monthly	2,462
CMBX NA BB.10 Index	(84,631)	210,000	87,297	11/17/59	(500 bp) — Monthly	2,462
CMBX NA BB.10 Index	(44,734)	111,000	46,143	11/17/59	(500 bp) — Monthly	1,301
CMBX NA BB.6 Index	(71,848)	278,407	69,101	5/11/63	(500 bp) — Monthly	(3,019)
CMBX NA BB.8 Index	(39,403)	84,821	35,930	10/17/57	(500 bp) — Monthly	(3,555)
CMBX NA BBB–.10 Index	(54,703)	182,000	31,996	11/17/59	(300 bp) — Monthly	(22,813)
CMBX NA BBB–.6 Index	(17,795)	41,627	5,745	5/11/63	(300 bp) — Monthly	(12,075)

Putnam VT Diversified Income Fund
19

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24 cont.
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
	CMBX NA BB.6 Index	$(28,297)	$83,420	$20,705	5/11/63	(500 bp) — Monthly	$(7,674)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	83,971	11/17/59	(500 bp) — Monthly	72,281
	Morgan Stanley & Co. International PLC
	CMBX NA BBB–.10 Index	(106,385)	329,000	57,838	11/17/59	(300 bp) — Monthly	(48,740)
	Upfront premium received	—	Unrealized appreciation				78,506
	Upfront premium (paid)	(717,946)	Unrealized (depreciation)				(116,378)
	Total	$(717,946)	Total				$(37,872)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(349,992)	$4,800,000	$369,398	12/20/29	500 bp — Quarterly	$27,406
	Total	$(349,992)		$27,406
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

20
Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$3,111,095	$—
Corporate bonds and notes	—	26,261,914	—
Foreign government and agency bonds and notes	—	8,416,414	—
Mortgage-backed securities	—	29,602,850	—
Senior loans	—	5,460,875	—
U.S. government and agency mortgage obligations	—	24,338,683	—
U.S. treasury obligations	—	117,391	—
Short-term investments	650,000	30,861,434	—
Totals by level	$650,000	$128,170,656	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$181,046	$—
Futures contracts	59,840	—	—
Forward premium swap option contracts	—	2,662	—
TBA sale commitments	—	(6,506,118)	—
Interest rate swap contracts	—	457,325	—
Total return swap contracts	—	(24,457)	—
Credit default contracts	—	559,453	—
Totals by level	$59,840	$(5,330,089)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund
21

Financial statements

Statement of assets and liabilities

12/31/24

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $100,211,161)	$98,758,320
Affiliated issuers (identified cost $30,062,336) (Note 5)	30,062,336
Cash	28,916
Foreign currency (cost $735) (Note 1)	732
Interest and other receivables	1,143,839
Receivable for shares of the fund sold	1,835
Receivable for investments sold	6,716
Receivable for sales of TBA securities (Note 1)	6,662,376
Receivable for variation margin on futures contracts (Note 1)	3,863
Receivable for variation margin on centrally cleared swap contracts (Note 1)	107,061
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,485,841
Unrealized appreciation on forward currency contracts (Note 1)	246,063
Unrealized appreciation on OTC swap contracts (Note 1)	377,994
Premium paid on OTC swap contracts (Note 1)	717,946
Deposits with broker (Note 1)	1,156,001
Receivable from broker (Note 1)	607
Total assets	140,760,446

Liabilities
Payable for investments purchased	272,002
Payable for purchases of TBA securities (Note 1)	24,585,290
Payable for shares of the fund repurchased	115,040
Payable for compensation of Manager (Note 2)	36,995
Payable for custodian fees (Note 2)	43,848
Payable for investor servicing fees (Note 2)	12,480
Payable for Trustee compensation and expenses (Note 2)	86,393
Payable for administrative services (Note 2)	897
Payable for distribution fees (Note 2)	14,097
Payable for variation margin on centrally cleared swap contracts (Note 1)	94,185
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,483,179
Unrealized depreciation on OTC swap contracts (Note 1)	178,713
Premium received on OTC swap contracts (Note 1)	759,629
Unrealized depreciation on forward currency contracts (Note 1)	65,017
TBA sale commitments, at value (proceeds receivable $6,651,543) (Note 1)	6,506,118
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	767,391
Other accrued expenses	169,243
Total liabilities	35,190,517
Net assets	$105,569,929

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$197,196,636
Total distributable earnings (Note 1)	(91,626,707)
Total — Representing net assets applicable to capital shares outstanding	$105,569,929

Computation of net asset value Class IA
Net assets	$39,624,016
Number of shares outstanding	8,635,159
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$4.59

Computation of net asset value Class IB
Net assets	$65,945,913
Number of shares outstanding	14,286,484
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$4.62

The accompanying notes are an integral part of these financial statements.

22	Putnam VT Diversified Income Fund

Statement of operations

Year ended 12/31/24

Investment income
Interest (including interest income of $1,708,551 from investments in affiliated issuers) (Note 5)	$7,440,100
Total investment income	7,440,100

Expenses
Compensation of Manager (Note 2)	573,247
Investor servicing fees (Note 2)	75,855
Custodian fees (Note 2)	70,867
Trustee compensation and expenses (Note 2)	4,923
Distribution fees (Note 2)	169,783
Administrative services (Note 2)	1,981
Auditing and tax fees	138,820
Other	28,190
Fees waived and reimbursed by Manager (Note 2)	(30,824)
Total expenses	1,032,842
Expense reduction (Note 2)	(2,517)
Net expenses	1,030,325
Net investment income	6,409,775

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(4,444,630)
Foreign currency transactions (Note 1)	3,651
Forward currency contracts (Note 1)	(186,812)
Futures contracts (Note 1)	116,951
Swap contracts (Note 1)	2,231,523
Written options (Note 1)	345,606
Total net realized loss	(1,933,711)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	2,743,640
Assets and liabilities in foreign currencies	(5,873)
Forward currency contracts	494,973
Futures contracts	391,043
Swap contracts	(1,873,018)
Written options	(76,601)
Total change in net unrealized appreciation	1,674,164
Net loss on investments	(259,547)
Net increase in net assets resulting from operations	$6,150,228

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	23

Statement of changes in net assets

	Year ended 12/31/24	Year ended 12/31/23
Decrease in net assets
Operations:
Net investment income	$6,409,775	$6,458,303
Net realized loss on investments and foreign currency transactions	(1,933,711)	(1,824,336)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,674,164	498,449
Net increase in net assets resulting from operations	6,150,228	5,132,416
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(2,589,077)	(2,802,496)
Class IB	(4,162,060)	(4,244,802)
Decrease from capital share transactions (Note 4)	(3,723,000)	(5,309,039)
Total decrease in net assets	(4,323,909)	(7,223,921)
Net assets:
Beginning of year	109,893,838	117,117,759
End of year	$105,569,929	$109,893,838

The accompanying notes are an integral part of these financial statements.

24	Putnam VT Diversified Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/24	$4.62	.27	—[f]	.27	(.30)	—	(.30)	$4.59	6.09	$39,624	.80[g]	6.07[g]	926
12/31/23	4.70	.26	(.04)	.22	(.30)	—	(.30)	4.62	5.01	41,289	.81[g]	5.92[g]	1,395
12/31/22	5.26	.15	(.24)	(.09)	(.36)	(.11)	(.47)	4.70	(2.06)	45,181	.81[g]	3.17[g]	1,417
12/31/21	5.69	.23	(.61)	(.38)	(.05)	—	(.05)	5.26	(6.73)	50,798.77		4.07	1,115
12/31/20	6.26	.22	(.33)[h]	(.11)	(.46)	—	(.46)	5.69	(.76)[h]	58,536.79		4.06	1,184
Class IB
12/31/24	$4.65	.27	(.01)	.26	(.29)	—	(.29)	$4.62	5.76	$65,946	1.05[g]	5.82[g]	926
12/31/23	4.72	.25	(.04)	.21	(.28)	—	(.28)	4.65	4.82	68,605	1.06[g]	5.65[g]	1,395
12/31/22	5.28	.14	(.25)	(.11)	(.34)	(.11)	(.45)	4.72	(2.35)	71,937	1.06[g]	2.86[g]	1,417
12/31/21	5.71	.21	(.60)	(.39)	(.04)	—	(.04)	5.28	(6.95)	112,542	1.02	3.81	1,115
12/31/20	6.27	.21	(.32)[h]	(.11)	(.45)	—	(.45)	5.71	(.90)[h]	124,933	1.04	3.80	1,184
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	The charges and expenses at the insurance company separate account level are not reflected.
[c]	Total return assumes dividend reinvestment.
[d]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[e]	Portfolio turnover includes TBA purchase and sale commitments.
[g]	Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):
Percentage of average net assets
December 31, 2024	0.03%
December 31, 2023	0.08
December 31, 2022	0.04
[h]	Reflects a non-recurring litigation payment received by the fund from an ISDA Fix Anti-Trust Settlement which amounted to the following amounts per share outstanding on May 4, 2020:
Per share
Class IA	$0.03
Class IB	0.03
This payment resulted in an increase to total returns of 0.52% for the period ended December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund
25

Notes to financial statements 12/31/24

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through December 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a level of current income as the fund’s investment manager believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide, including bank loans, that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices, and certain foreign currency transactions and credit default, total return and interest rate swap contracts for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices

26
Putnam VT Diversified Income Fund

for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

Putnam VT Diversified Income Fund
27

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $776,632 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $379,369 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

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Putnam VT Diversified Income Fund

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $412,075 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $367,512 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings could be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds managed by an affiliate of Franklin Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion, which matures on January 30, 2026.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$42,007,072	$42,773,667	$84,780,739

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from defaulted bond interest, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $13,244 to increase undistributed net investment income and $13,244 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$6,916,979
Unrealized depreciation	(20,199,522)
Net unrealized depreciation	(13,282,543)
Undistributed ordinary income	6,443,182
Capital loss carryforward	(84,780,739)
Cost for federal income tax purposes	$136,832,950

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 53.9% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In

Putnam VT Diversified Income Fund
29

connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.529% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $27,062 as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $3,762 relating to the fund’s investment in Putnam Government Money Market Fund.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-advisor for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$28,314
Class IB	47,541
Total	$75,855

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,517 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $75, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Franklin Distributors, or prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations and were paid out as follows:

Franklin Distributors	$70,853
Putnam Retail Management	98,930
Total	$169,783

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$926,245,685	$956,364,571
U.S. government securities (Long-term)	—	—
Total	$926,245,685	$956,364,571

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

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Putnam VT Diversified Income Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/24		Year ended 12/31/23		Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	339,288	$1,547,197	266,920	$1,210,615	811,990	$3,668,530	831,799	$3,774,985
Shares issued in connection with reinvestment of distributions	591,114	2,589,077	639,839	2,802,496	941,642	4,162,060	962,540	4,244,802
	930,402	4,136,274	906,759	4,013,111	1,753,632	7,830,590	1,794,339	8,019,787
Shares repurchased	(1,227,686)	(5,556,933)	(1,586,407)	(7,094,088)	(2,229,890)	(10,132,931)	(2,278,234)	(10,247,849)
Net decrease	(297,284)	$(1,420,659)	(679,648)	$(3,080,977)	(476,258)	$(2,302,341)	(483,895)	$(2,228,062)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
Putnam Government Money Market Fund Class G †	$988,147	$13,115,842	$14,103,989	$69,653	$—
Putnam Short Term Investment Fund Class P ‡	26,886,899	24,706,596	21,531,159	1,638,898	30,062,336
Total Short-term investments	$27,875,046	$37,822,438	$35,635,148	$1,708,551	$30,062,336
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$141,800,000
Written swap option contracts (contract amount)	$73,200,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$11,300,000
OTC interest rate swap contracts (notional)	$2,000,000
Centrally cleared interest rate swap contracts (notional)	$271,800,000
OTC total return swap contracts (notional)	$1,300,000
OTC credit default contracts (notional)	$7,100,000
Centrally cleared credit default contracts (notional)	$5,600,000

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31

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$1,057,472*	Payables	$522,476
Foreign exchange contracts	Receivables	246,063	Payables	65,017
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	3,614,385*	Payables, Net assets — Unrealized depreciation	3,094,558*
Total		$4,917,920		$3,682,051
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$662,288	$662,288
Foreign exchange contracts	—	—	(186,812)	—	$(186,812)
Interest rate contracts	(70,603)	116,951	—	1,569,235	$1,615,583
Total	$(70,603)	$116,951	$(186,812)	$2,231,523	$2,091,059
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(162,295)	$(162,295)
Foreign exchange contracts	—	—	494,973	—	$494,973
Interest rate contracts	(841,112)	391,043	—	(1,710,723)	$(2,160,792)
Total	$(841,112)	$391,043	$494,973	$(1,873,018)	$(1,828,114)

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Putnam VT Diversified Income Fund

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BNP Paribas	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$101,806	$—	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	518,031	—	20,623	—	—
Centrally cleared credit default contracts §	—	—	5,255	—	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—	—
Forward currency contracts #	7,634	8,525	—	—	7,778	—	—	282	15,347	13,442
Forward premium swap option contracts #	7,265	129,264	—	2,056	66,247	—	22,702	5,437	—	961,593
Total Assets	$14,899	$137,789	$107,061	$2,056	$74,025	$518,031	$22,702	$26,342	$15,347	$975,035
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$94,185	$—	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	5,720	—	—	—	—	327,468	—	451	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—	—
Forward currency contracts #	13,929	1,264	—	—	—	—	—	25,966	7,633	—
Forward premium swap option contracts #	50,093	80,180	—	2,734	46,141	—	67,710	184,772	—	677,573
Total Liabilities	$69,742	$81,444	$94,185	$2,734	$46,141	$327,468	$67,710	$211,189	$7,633	$677,573
Total Financial and Derivative Net Assets	$(54,843)	$56,345	$12,876	$(678)	$27,884	$190,563	$(45,008)	$(184,847)	$7,714	$297,462
Total collateral received (pledged) †##	$—	$56,345	$—	$—	$—	$140,000	$—	$(110,874)	$—	$297,462
Net amount	$(54,843)	$—	$12,876	$(678)	$27,884	$50,563	$(45,008)	$(73,973)	$7,714	$—
Controlled collateral received (including TBA commitments) **	$—	$120,000	$—	$—	$—	$140,000	$—	$—	$—	$330,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$(110,874)	$—	$—

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Note 9: Offsetting of financial and derivative assets and liabilities cont.

	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$—	$101,806
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	83,775	—	57,645	—	—	—	—	—	680,074
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—	5,255
Futures contracts §	3,863	—	—	—	—	—	—	—	—	3,863
Forward currency contracts #	—	—	—	128,714	8,408	17,274	32,483	5,549	627	246,063
Forward premium swap option contracts #	—	—	—	168,172	—	—	—	123,105	—	1,485,841
Total Assets	$3,863	$83,775	$—	$354,531	$8,408	$17,274	$32,483	$128,654	$627	$2,522,902
Liabilities:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$—	$94,185
OTC Total return swap contracts *#	—	—	—	24,457	—	—	—	—	—	24,457
OTC Credit default contracts — protection sold *#	100,440	25,728	—	38,212	—	—	—	—	—	498,019
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—	—
Forward currency contracts #	—	—	—	—	863	15,241	121	—	—	65,017
Forward premium swap option contracts #	—	—	11,149	306,972	—	—	—	55,855	—	1,483,179
Total Liabilities	$100,440	$25,728	$11,149	$369,641	$863	$15,241	$121	$55,855	$—	$2,164,857
Total Financial and Derivative Net Assets	$(96,577)	$58,047	$(11,149)	$(15,110)	$7,545	$2,033	$32,362	$72,799	$627	$358,045
Total collateral received (pledged) †##	$(96,577)	$58,047	$—	$(15,110)	$—	$—	$—	$60,000	$—
Net amount	$—	$—	$(11,149)	$—	$7,545	$2,033	$32,362	$12,799	$627
Controlled collateral received (including TBA commitments) **	$—	$117,391	$—	$—	$—	$—	$—	$60,000	$—	$767,391
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(275,537)	$—	$—	$(133,853)	$—	$—	$—	$—	$—	$(520,264)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $187,717 and $1,156,001, respectively.

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Putnam VT Diversified Income Fund

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Putnam VT Diversified Income Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

Putnam VT Diversified Income Fund
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© 2024 Franklin Templeton. All rights reserved.	39058-AFSOI 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: February 26, 2025